Loans	12 Months Ended
Dec. 31, 2010
Loans
Loans
10.	Loans

The following table provides information by loan type as of December 31, 2009 and 2010.

	2009	2010
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial(1)	74,611,001	74,608,512
Construction	8,096,574	6,421,718
Other commercial(2)	2,178,037	2,349,976
Consumer:
Mortgage	44,221,131	41,155,936
Home equity	26,457,188	29,287,399
Other consumer(3)	26,949,582	27,789,903
Credit cards:
Credit cards	11,368,321	12,394,702
Foreign(4)	2,343,550	2,487,575

Gross loans	196,225,384	196,495,721
Deferred origination costs, net	569,988	698,624
Less: Allowance for loan losses	(3,341,046)	(4,247,326)

Total loans, net(5)	193,454,326	192,947,019

(1)	Commercial and industrial loans include (Won)29,359 million and (Won)54,303 million of loans to the Korean government and government related agencies as of December 31, 2009 and 2010, respectively.
(2)	Other commercial loans include bills bought in foreign currency and overdrafts.
(3)	Other consumer loans include personal overdrafts and loans with principal due at maturity.
(4)	Foreign loans consist of (Won)2,421,894 million of commercial loans and (Won)65,681 million of consumer loans
(5)	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).

For the years ended December 31, 2008, 2009 and 2010, the Company received equity securities having a fair market value of (Won)40 million, (Won)10,716 million, and (Won)52,486 million, respectively, through the restructuring of 13, 51, and 58 loans, respectively, having an aggregate book value of (Won)4,777 million, (Won)26,660 million, and (Won)70,347 million, respectively. The Company recognized aggregate charge-offs of (Won)4,737 million, (Won)15,944 million, and (Won)17,861 million, in 2008, 2009 and 2010, respectively, related to these transactions.

Korea Housing Finance Corporation ("KHFC"), a government owned entity, which was established on March 1, 2004 in accordance with the Korea Housing Finance Corporation Act, has developed a new mortgage loan sale scheme to provide opportunity for long-term investment and to stimulate the domestic housing market. Under the new scheme, the Company entered into a mortgage loan sale and servicing agreement with KHFC, and underwrites mortgage loans at fixed interest rates and transfers them to KHFC within a short period of time after origination. These loans are written with the intention of transfer to KHFC and have an average contractual maturity of 20 years. These loans are transferred at their carrying value and the Company retains no risk, but retains various servicing responsibilities with regard to the collection and administration of the loans, as well as servicing rights, and receives servicing fees in return.

The Company sold mortgage loans with an aggregate principal balance of (Won)471,960 million and (Won)524,997 million to KHFC and recognized (Won)16,465 million and (Won)15,668 million of servicing fee income for the years ended December 31, 2009 and 2010, respectively. In relation to these transactions, the Company recorded loans held for sale as of December 31, 2009 and 2010 amounting to (Won)201,275 million and (Won)73,460 million, respectively, which are included in "Other assets" (See Note 12).

Loan delinquency and Non-accrual Details

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. This non-accrual loan policy is consistently applied to all classes of loans. Delinquency status is carefully monitored and considered a key indicator of credit quality.

The following table provides details on the Company's loan delinquency by class as of December 31, 2010.

	Less than 1 months past due	1~3 months past due	3~6 months past due	6 months or more past due	Total past due	Current(1)	Total loans
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	267,884	236,031	343,751	422,585	1,270,251	73,338,261	74,608,512
Construction	28,235	81,005	21,575	117,257	248,072	6,173,646	6,421,718
Other commercial	503	933	55	1,849	3,340	2,346,636	2,349,976
Consumer:
Mortgage	523,570	156,440	134,669	55,892	870,571	40,285,365	41,155,936
Home equity	258,201	42,062	29,272	30,110	359,645	28,927,754	29,287,399
Other consumer	260,074	114,155	53,214	85,953	513,396	27,276,507	27,789,903
Credit cards:
Credit cards	161,687	89,417	15,085	149	266,338	12,128,364	12,394,702
Foreign	19,902	—	—	5,044	24,946	2,462,629	2,487,575

Total(2)	1,520,056	720,043	597,621	718,839	3,556,559	192,939,162	196,495,721

(1)	Loans which principal or interest payments are not contractually one day past due are considered current.
(2)

Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.

The following table summarizes the amount of loans on non-accrual status and accruing loans which are past due one or more day by class as of December 31, 2010.

	Nonaccrual loan	1 or more day past due and still accruing(1)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	2,007,749	60,725
Construction	697,788	14,462
Other commercial	6,810	—
Consumer:
Mortgage	1,022,998	110,453
Home equity	497,080	—
Other consumer	559,648	91,310
Credit cards:
Credit cards	246,810	—
Foreign	—	7,972

Total	5,038,883	284,922

(1)	Commercial, consumer, credit cards, foreign past due 90 days or more and still accruing amounted to (Won)6,908 million, (Won)57,068 million, (Won)0 million and (Won)0 million, respectively.

Credit quality indicators

The Company monitors credit quality within its three portfolio segments based on primary credit quality indicators. These credit quality indicators are based on assessments as of December 31, 2010. The primary credit quality indicator for commercial loans including foreign loans is the risk rating assigned each loan. Risk ratings updated at least yearly are used to identify the credit quality of loans and differentiate risk within the portfolio. Management considers several factors to determine an appropriate risk rating, including the obligor's earnings, the amount and sources for repayment, the level and nature of contingencies, management strength, and the industry in which the obligor operates.

Where Korean external ratings are used, investment-grade ratings are considered to be BBB- and above, while anything below is considered non-investment grade. The Company's internal ratings are in line with the related external rating system. Non-investment grade ratings have a higher probability of total loss than investment grade ratings.

Within the Consumer and Credit card loan portfolio segments, the primary credit quality indicators are classified based on the loan classification, refreshed monthly. The Consumer and Credit card loans are internally classified by the Company as Precautionary, Substandard, Doubtful or Estimated loss according to the Financial Services Commission's asset classification guidelines. These assets pose an elevated risk and may have a high probability of total loss.

The tables below present certain information about credit quality indicators related to the Company's commercial loan, consumer loan and credit card loan portfolio segments at December 31, 2010.

1) Commercial

	Investment grade	Non-investment grade(1)	Total
	(In millions of Korean won)
Commercial and industrial	26,050,125	48,558,387	74,608,512
Construction	1,814,695	4,607,023	6,421,718
Other commercial	1,900,006	449,970	2,349,976
Foreign	1,086,355	1,335,539	2,421,894

Total	30,851,181	54,950,919	85,802,100

(1)	Not-rated loans are included in Non-investment grade category.

2) Consumer

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Mortgage	40,514,528	331,228	96,368	193,292	20,250	41,155,936
Home equity	28,996,624	166,837	107,950	11,189	4,799	29,287,399
Other consumer	27,264,573	350,930	64,177	95,081	15,142	27,789,903
Foreign	64,399	—	923	338	21	65,681

Total	96,840,124	848,995	269,418	299,900	40,482	98,298,919

3) Credit cards

	Normal	Precautionary	Substandard	Doubtful	Estimated loss	Total
	(In millions of Korean won)
Credit cards	12,153,081	179,591	3,531	38,013	20,486	12,394,702

Impaired loans and Troubled Debt Restructurings

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include the commercial, consumer and credit cards TDRs.

The following table summarizes key information for impaired loans as of December 31, 2010.

	December 31, 2010
	Unpaid Principal Balance	Impaired loans(1)(2)	Impaired loans with related allowance for credit losses	Related allowance for credit losses
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,021,271	2,507,401	2,403,642	1,197,221
Construction	1,310,135	1,248,698	1,229,476	787,881
Other commercial	42,478	42,060	41,266	6,724
Consumer :
Mortgage	59	59	59	2
Home equity	2	2	2	—
Other consumer	3,337	3,337	3,337	935
Credit cards :
Credit cards	19,245	19,241	19,241	3,036
Foreign	43,296	43,296	18,156	8,692

Total	4,439,823	3,864,094	3,715,179	2,004,491

(1)	Impaired loans exclude net deferred loan origination fees and costs.
(2)	Impaired loans include (Won)466,130, (Won)3,398, (Won)19,241, and (Won)0 million of commercial, consumer, credit cards and foreign loans related to troubled debt restructurings, respectively.

The following table provides the average balance of impaired loans and the amount of interest income recognized on impaired loans after impairment by portfolio segment and class.

	Average balance of impaired loans	Interest income recognized(1)(2)
	(In millions of Korean won)
Domestic
Commercial:
Commercial and industrial	3,074,564	144,649
Construction	1,038,044	48,650
Other commercial	11,489	574
Consumer :
Mortgage	72	5
Home equity	2	—
Other consumer	1,237	81
Credit cards :
Credit cards	30,609	6,416
Foreign	51,449	139

Total	4,207,466	200,514

(1)	Had the impaired loans performed in accordance with their original terms, additional interest income of (Won)84,923 million would have been recorded in 2010.
(2)	Of these amounts, (Won)34,555 million as of December 31, 2010, relate to troubled debt restructurings.

The adverse economic conditions in the Korean economy may continue to have a negative effect on debtors of the Company. The Company owns investment securities of, and has loans outstanding to, a number of Korean companies that have experienced financial difficulties. The ultimate collectability of these amounts is subject to a number of factors, including the successful performance of the debtors under various restructuring plans in place or in process of negotiation and their ability to perform on loan and debt obligations given the status of the Korean economy and the potential continuation of adverse trends or other unfavorable developments. Consequently, it is reasonably possible that adjustments could be made to the reserve for impaired loans and to the carrying amount of investments in the near term in amounts that may be material to the Company's consolidated financial statements.

The table below summarizes the changes in the allowance for credit losses for the years ended December 31:

	2008			2009			2010
	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total	Loans	Off-balance sheet credit instruments(1)	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248
Allowance related to adoption of new consolidation guidance	—	—	—	—	—	—	(43,207)	185	(43,022)

Allowance at January 1,	1,864,029	243,385	2,107,414	3,043,535	421,381	3,464,916	3,297,839	403,387	3,701,226
Provision for (reversal of provision for) credit losses	2,141,631	171,823	2,313,454	2,216,169	(12,176)	2,203,993	3,238,100	329,940	3,568,040
Charge-offs	(1,564,778)	—	(1,564,778)	(2,383,566)	—	(2,383,566)	(2,831,686)	—	(2,831,686)
Recoveries	598,399	—	598,399	457,893	—	457,893	520,703	—	520,703
Other	4,254	6,173	10,427	7,015	(6,003)	1,012	22,370	(2,454)	19,916

Allowance at December 31,	3,043,535	421,381	3,464,916	3,341,046	403,202	3,744,248	4,247,326	730,873	4,978,199

(1)	The allowance for off-balance sheet credit instruments is included in "Other liabilities".

The table below represents the allowance and the carrying value of loans by portfolio segment at December 31, 2010.

	Loans				Off-balance sheet credit instruments
	Commercial	Consumer	Credit cards	Total	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Allowance at January 1, before effect of the adoption of new consolidation guidance	2,677,731	461,142	202,173	3,341,046	204,757	91,117	107,328	403,202
Allowance related to adoption of new consolidation guidance	(43,207)	—	—	(43,207)	185	—	—	185

Allowance at January 1,	2,634,524	461,142	202,173	3,297,839	204,942	91,117	107,328	403,387
Provision for (reversal of provision for) credit losses	2,732,037	385,581	120,482	3,238,100	353,855	6,493	(30,408)	329,940
Charge-offs	(1,913,698)	(517,035)	(400,953)	(2,831,686)	—	—	—	—
Recoveries	133,289	142,249	245,165	520,703	—	—	—	—
Other	23,325	—	(955)	22,370	(2,454)	—	—	(2,454)

Allowance at December 31,	3,609,477	471,937	165,912	4,247,326	556,343	97,610	76,920	730,873

The following table disaggregates our allowance for loan losses and loan balance by impairment methodology as of December 31, 2010.

	Commercial	Consumer	Credit cards	Total
	(In millions of Korean won)
Individually evaluated for impairment
Loan balance	3,841,455	3,398	19,241	3,864,094
Allowance for loan losses	2,000,518	937	3,036	2,004,491

Collectively evaluated for impairment
Loan balance	81,960,645	98,295,521	12,375,461	192,631,627
Allowance for loan losses	1,608,959	471,000	162,876	2,242,835

Total Loans
Loan balance	85,802,100	98,298,919	12,394,702	196,495,721
Allowance for loan losses	3,609,477	471,937	165,912	4,247,326